EMPLOYEE BENEFITS PLAN (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contribution retirement plan [line items]
Contributions	¥ 8,981	¥ 8,385	¥ 7,878
Maximum [member]
Disclosure of contribution retirement plan [line items]
Percentage of salaries, bonuses and certain allowances	15.00%
Minimum [member]
Disclosure of contribution retirement plan [line items]
Percentage of salaries, bonuses and certain allowances	20.00%
Supplementary retirement plan rate	5.00%